UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------

Check here if Amendment [ ]: Amendment Number:
                                               ----------------

       This Amendment (Check only one.):       [ ] is a restatement
                                               [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Algebris Investments (UK) LLP
Address:   7 Clifford Street
           London, W1S 2FT, United Kingdom


Form 13F File Number: 028-12922
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Angus Milne
Title:  Head of Compliance
Phone:  +44 20 7440 2330


Signature, Place and Date of Signing:

/s/ Angus Milne              London, United Kingdom          November 14, 2011
----------------------       ----------------------          -----------------
   [Signature]                    [City, State]                    [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:             27
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Form 13F Information Table Value Total:           $233,731
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                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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                                               ALGEBRIS INVESTMENTS (UK) LLP
                                                 FORM 13F INFORMATION TABLE
                                              Quarter Ended September 30, 2011
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                                                             VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                                                            --------  -------  ---  ----  ----------  --------  --------------------
        NAME OF ISSUER         TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
BLACKSTONE GROUP L P            COM UNIT LTD     09253U108  19,244  1,606,355  SH           SOLE                1,606,355
CITIGROUP INC                   COM NEW          172967424  20,187    788,103  SH           SOLE                  788,103
DEUTSCHE BANK AG                NAMEN AKT        D18190898   9,833    284,100  SH           SOLE                  284,100
FIFTH THIRD BANCORP             COM              316773100   6,055    599,457  SH           SOLE                  599,457
FIRST MIDWEST BANCORP DEL       COM              320867104     807    110,300  SH           SOLE                  110,300
FULTON FINL CORP PA             COM              360271100   2,186    285,700  SH           SOLE                  285,700
HARTFORD FINL SVCS GROUP INC    COM              416515104   4,446    275,479  SH           SOLE                  275,479
INVESCO LTD                     SHS              G491BT108   6,703    432,200  SH           SOLE                  432,200
ISHARES INC                     MSCI BRAZIL      464286400  67,613  1,300,000  SH   PUT     SOLE                1,300,000
JPMORGAN CHASE & CO             COM              46625H100  11,119    369,146  SH           SOLE                  369,146
LINCOLN NATL CORP IND           COM              534187109     160     10,251  SH           SOLE                   10,251
MB FINANCIAL INC NEW            COM              55264U108   1,387     94,200  SH           SOLE                   94,200
METLIFE INC                     COM              59156R108   9,204    328,600  SH   CALL    SOLE                  328,600
METLIFE INC                     COM              59156R108  12,050    430,201  SH           SOLE                  430,201
MORGAN STANLEY                  COM NEW          617446448   1,651    122,170  SH           SOLE                  122,170
NASDAQ OMX GROUP INC            COM              631103108  12,498    540,113  SH           SOLE                  540,113
NATIONAL PENN BANCSHARES INC    COM              637138108     605     86,300  SH           SOLE                   86,300
PACWEST BANCORP DEL             COM              695263103   1,069     76,700  SH           SOLE                   76,700
PINNACLE FINL PARTNERS INC      COM              72346Q104   1,288    117,700  SH           SOLE                  117,700
PRUDENTIAL FINL INC             COM              744320102   5,585    119,190  SH           SOLE                  119,190
REGIONS FINANCIAL CORP NEW      COM              7591EP100   1,996    599,388  SH           SOLE                  599,388
ROYAL BK OF SCOTLAND GROUP PLC  SP ADR PREF M    780097796   1,604    150,000  SH           SOLE                  150,000
ROYAL BK OF SCOTLAND GROUP PLC  ADR PREF SHS R   780097747     258     25,000  SH           SOLE                   25,000
ROYAL BK OF SCOTLAND GROUP PLC  SP ADR PREF T    780097713     603     50,000  SH           SOLE                   50,000
SPDR SERIES TRUST               SPDR KBW BK ETF  78464A797  25,433  1,450,000  SH   CALL    SOLE                1,450,000
WELLS FARGO & CO NEW            COM              949746101   8,397    348,146  SH           SOLE                  348,146
WINTRUST FINANCIAL CORP         COM              97650W108   1,750     67,800  SH           SOLE                   67,800
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